UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $117,401 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      922    10288 SH       SOLE                    10288
ABBOTT LABS                    COM              002824100     1143    17726 SH       SOLE                    17726
AIR PRODS & CHEMS INC          COM              009158106      787     9745 SH       SOLE                     9745
AT&T INC                       COM              00206r102     1023    28676 SH       SOLE                    28676
BROADCOM CORP                  CL A             111320107      814    24110 SH       SOLE                    24110
CHEVRON CORP NEW               COM              166764100     1046     9919 SH       SOLE                     9919
CISCO SYS INC                  COM              17275R102     1288    75022 SH       SOLE                    75022
COMCAST CORP NEW               CL A             20030N101     1144    35799 SH       SOLE                    35799
CONOCOPHILLIPS                 COM              20825c104      772    13816 SH       SOLE                    13816
DISNEY WALT CO                 COM DISNEY       254687106     1147    23651 SH       SOLE                    23651
DU PONT E I DE NEMOURS & CO    COM              263534109      995    19675 SH       SOLE                    19675
E M C CORP MASS                COM              268648102      993    38731 SH       SOLE                    38731
EMERSON ELEC CO                COM              291011104      809    17358 SH       SOLE                    17358
EXELON CORP                    COM              30161n101     1139    30277 SH       SOLE                    30277
EXXON MOBIL CORP               COM              30231G102     1086    12691 SH       SOLE                    12691
GENERAL ELECTRIC CO            COM              369604103     1122    53853 SH       SOLE                    53853
GOOGLE INC                     CL A             38259p508     1266     2182 SH       SOLE                     2182
HOME DEPOT INC                 COM              437076102     1331    25124 SH       SOLE                    25124
ILLINOIS TOOL WKS INC          COM              452308109      895    16915 SH       SOLE                    16915
INTEL CORP                     COM              458140100     1047    39270 SH       SOLE                    39270
ISHARES TR                     RUSSELL MIDCAP   464287499     4697    44585 SH       SOLE                    44585
ISHARES TR                     RUSSELL 2000     464287655     5119    64345 SH       SOLE                    64345
JEFFERSON BANCSHARES INC TEN   COM              472375104       29    11646 SH       SOLE                    11646
JOHNSON & JOHNSON              COM              478160104     1007    14904 SH       SOLE                    14904
MICROSOFT CORP                 COM              594918104     1403    45881 SH       SOLE                    45881
NORFOLK SOUTHERN CORP          COM              655844108      222     3100 SH       SOLE                     3100
ORACLE CORP                    COM              68389X105     1119    37670 SH       SOLE                    37670
PARKER HANNIFIN CORP           COM              701094104      854    11104 SH       SOLE                    11104
PEPSICO INC                    COM              713448108      985    13934 SH       SOLE                    13934
PROCTER & GAMBLE CO            COM              742718109     1270    20728 SH       SOLE                    20728
SAKS INC                       COM              79377W108      106    10000 SH       SOLE                    10000
SCHLUMBERGER LTD               COM              806857108      806    12420 SH       SOLE                    12420
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      876    13202 SH       SOLE                    13202
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5005   341994 SH       SOLE                   341994
SPDR S&P 500 ETF TR            TR UNIT          78462f103    37440   275078 SH       SOLE                   275078
SPDR SERIES TRUST              S&P PHARMAC      78464a722     1116    18816 SH       SOLE                    18816
SPDR SERIES TRUST              S&P BIOTECH      78464a870     1245    14073 SH       SOLE                    14073
TARGET CORP                    COM              87612E106      993    17064 SH       SOLE                    17064
VANGUARD INDEX FDS             STK MRK ETF      922908769    12045   172813 SH       SOLE                   172813
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     6018   150718 SH       SOLE                   150718
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    11509   364560 SH       SOLE                   364560
WAL MART STORES INC            COM              931142103     1102    15802 SH       SOLE                    15802
WALGREEN CO                    COM              931422109      748    25299 SH       SOLE                    25299
ZIMMER HLDGS INC               COM              98956p102      918    14256 SH       SOLE                    14256